Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Gross profit	$ 31,967	$ 33,108	[1]	$ 33,884	[1]
Current assets	28,814	18,281	[2]	23,960	[2]
Current liabilities	34,841	34,826	[2]	36,625	[2]
Associates [member]
Disclosure of associates [line items]
Gross profit	76	74		91
Current assets	41	152		73
Current liabilities	$ 119	$ 130		$ 20

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.